Discontinued Operations (Details) - USD ($)							1 Months Ended								9 Months Ended		12 Months Ended
	Aug. 04, 2020	Apr. 08, 2020	Apr. 04, 2020	Apr. 05, 2019	Apr. 04, 2019	Jun. 13, 2018	Mar. 26, 2021	Oct. 23, 2020	Aug. 31, 2020	Aug. 25, 2020	Jul. 29, 2020	Jun. 30, 2020	Jun. 24, 2019	Oct. 31, 2017	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations (Details) [Line Items]
Loan and security agreement, description				(i) the borrowing base (as defined in the loan and security agreement) or (ii) $1,500,000 minus reserves established Burnley at any time in accordance with the loan and security agreement. In connection with the closing of the acquisition of Goedeker Television on April 5, 2019, Goedeker borrowed $744,000 under the loan and security agreement and issued a revolving note to Burnley in the principal amount of up to $1,500,000. As of December 31, 2019, the balance of the line of credit was $571,997.
Total payoff amount	$ 118,194		$ 118,194
Principal amount	32,350		32,350
Interest amount	42		42
Prepayment legal and other fees	85,802		$ 85,802
Loans aggregate maximum loan amount												$ 2,250,000	$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage													7.99%
Line of credit																		$ 678,993
Term loan agreement, description						Home State Bank, pursuant to which Neese issued a promissory note to Home State Bank in the principal amount of $3,654,074 with an annual interest rate of 6.85% and with covenants to maintain a minimum debt coverage ratio of 1.00 to 1.25 measured at December 31, 2020. Neese met this covenant for the year ended December 31, 2020. On July 30, 2020, Neese entered into a change in terms agreement with Home State Bank to amend the terms of the term loan. Pursuant to the change in terms agreement: (i) the maturity date was extended to July 30, 2022; (ii) the interest rate was changed to 5.50%; (iii) Neese agreed to pay accrued interest in the amount of $95,970; (iv) Neese agreed to make payments of $30,000 beginning on September 30, 2020 and continuing thereafter on a monthly basis until maturity, at which time a final interest payment is due; (v) Neese agreed to make a payment of $260,000 on December 30, 2020 and December 30, 2021; (vi) Neese agreed to make two new advances under the note in the amounts $51,068 and $517,529 to repay in full Neese’s capital lease transactions due to Utica Leaseco LLC described below; (vii) Neese agreed to pay a loan fee of $17,500; and (viii) Home State Bank agreed to make a loan advance to checking for $17,500. The balance of the note amounts to $3,225,321, comprised of principal of $3,239,176, net of unamortized debt discount of $13,855 as of December 31, 2020.
Appraised value of equipment															$ 400,000	$ 145,690
Loan principal amount										$ 3,500,000
Debt outstanding balance of loan								$ 3,340,602										999,201
Debt comprised of principal amount								3,446,126
Net of unamortized loan costs								103,524
PPP Loan, description		Goedeker received a $642,600 PPP loan from the SBA under the provisions of the CARES Act. The PPP loan had an 18-month term and bore interest at a rate of 1.0% per annum. Monthly principal and interest payments were deferred for six months after the date of disbursement. The PPP provides that the loan could be partially or wholly forgiven if the funds were used for certain qualifying expenses as described in the CARES Act. The balance of the PPP loan was $642,600 as of September 30, 2020 and was classified as a current liability.
Small business community Capital term loan principal amount				$ 1,500,000
Debt term principal amount				$ 1,500,000
Senior capital stock, percentage				5.00%
Fully-diluted basis for an aggregate price				$ 100
Loan and security agreement total payoff amount	1,122,412				$ 1,122,412
Debt consisting of principal amount	1,066,640				1,066,640
Interest	11,773				11,773
prepayment, legal, and other fees	$ 43,999				$ 43,999
Warrant from the estimated value																	$ 122,344
Derivative liability charge amount								$ 2,127,656
Warrant into shares of common stock (in Shares)	250,000		250,000
Goedeker television, description															as representative of Goedeker Television, of a 9% subordinated promissory note in the principal amount of $4,100,000. As of December 31, 2019, the balance of the note was $3,300,444.	as representative of Goedeker Television, of a 9% subordinated promissory note in the principal amount of $4,100,000. As of December 31, 2019, the balance of the note was $3,300,444.
Payments of principal and interest, description															(i) the principal amount of the existing note was increased by $250,000, (ii) upon the closing of the Goedeker IPO, Goedeker agreed to make all payments of principal and interest due under the note through the date of the closing, and (iii) from and after the closing, the interest rate of the note was increased from 9% to 12%. In accordance with the terms of the amended and restated note, Goedeker used a portion of the proceeds from the Goedeker IPO to pay $1,083,842 of the balance of the note representing a $696,204 reduction in the principal balance and interest accrued through August 4, 2020 of $387,638.		(i) the principal amount of the existing note was increased by $250,000, (ii) upon the closing of the Goedeker IPO, Goedeker agreed to make all payments of principal and interest due under the note through the date of the closing, and (iii) from and after the closing, the interest rate of the note was increased from 9% to 12%. In accordance with the terms of the amended and restated note, Goedeker used a portion of the proceeds from the Goedeker IPO to pay $1,083,842 of the balance of the note representing a $696,204 reduction in the principal balance and interest accrued through August 4, 2020 of $387,638.
Loss on extinguishment of debt									$ 757,239								$ 757,239
Forbearance fee									250,000								250,000
Write-off of unamortized loan discount									338,873								338,873
Write-off of unamortized debt costs									$ 168,366								168,366
Secured convertible promissory note aggregate principal amount				$ 714,286
Balance of lease															$ 475,000
Lease payment, description															The lease was payable in 46 payments of $12,882 beginning July 3, 2018 and an end-of-term buyout of $38,000.
Lease description														the parties entered into a second equipment schedule to the master lease agreement, pursuant to which Utica loaned an aggregate of $980,000 for certain of Neese’s equipment listed therein. The term of the second equipment schedule was 51 months and agreed monthly payments are $25,807.
Capital lease											$ 568,597
Interest rate of libor													$ 0.0799				$ 995
Warrant to purchase shares				10 years			3 years
Debt balance of note amount																		$ 999,201
Warrant as a derivative liability												$ 2,250,000
Utica [Member]
Discontinued Operations (Details) [Line Items]
Proceeds from loan															$ 3,240,000
10% Promissory Note [Member]
Discontinued Operations (Details) [Line Items]
Description for prepayment of promissory note and accrued interest															the principal amount of $1,025,000 by 1847 Neese and Neese to the Neese Sellers. The note bears interest on the outstanding principal amount at the rate of ten percent (10%) per annum and was due and payable in full on March 3, 2018. The note is unsecured and contains customary events of default. The note has not been repaid, so the Company is in default under this note. Under terms of the term loan with Home State Bank described above, this note may not be paid until the term loan is paid in full. The payees on the note agreed to the modification of its terms by signing the loan agreement for the Home State Bank term loan. Accordingly, the loan is shown as a long-term liability as of December 31, 2020. Additionally, Home State Bank limits the payment of interest on this note to $40,000 annually. The Company continued to accrue interest at the contract rate; however, given the limitations of the term loan, all accrued interest in excess of $40,000 is included in long-term accrued expenses.